Expense Example - A IS Shares - Federated Hermes Pennsylvania Municipal Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	542	736	947	1,553	75	233	406	906